UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.
August 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.4%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey--96.1%
Atlantic County,
GO Notes, Refunding	5.00	10/1/12	100,000	100,350
Atlantic County,
GO Notes (County College Bonds
and General Bonds)	1.00	11/1/12	677,000	677,449
Atlantic County,
GO Notes (State Aid County
College Bonds)	1.00	11/1/12	226,000	226,150
Bloomfield Township,
GO Notes, BAN	1.50	1/18/13	5,000,000	5,014,145
Branch Banking and Trust Co.
Municipal Trust (Series 2044)
(Port Authority-Port Newark,
Marine Termimal Rent-Backed
Revenue (Newark Redevelopment
Projects)) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.20	9/7/12	8,230,000 a,b,c	8,230,000
Branch Banking and Trust Co.
Municipal Trust (Series 2056)
(New Jersey Economic
Development Authority, School
Facilities Construction
Revenue) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking and
Trust Co.)	0.20	9/7/12	10,220,000 a,b,c	10,220,000
Brigantine,
GO Notes (General Improvement
and Water-Sewer Utility)	2.00	7/15/13	500,000	504,960
Camden County Improvement
Authority, County Guaranteed

Loan Revenue (County Capital
Program)	5.00	1/15/13	500,000		508,265
Camden County Improvement
Authority, County Guaranteed
LR, Refunding	4.00	9/1/13	100,000		103,328
Camden County Improvement
Authority, County-Guaranteed
LR, Refunding (Camden County
College Parking Project)	2.00	9/1/12	420,000		420,048
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (P-FLOATS
Series PT-3321) (Liquidity
Facility; FHLMC and LOC; FHLMC)	0.41	9/7/12	6,425,000 a,b,c		6,425,000
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; TD Bank)	0.17	9/7/12	1,500,000	a	1,500,000
Carteret Borough Redevelopment
Agency, Revenue (Project Note)	1.00	9/28/12	1,000,000		1,000,109
Cliffside Park Borough,
Tax Appeal Refunding Notes	1.25	12/14/12	980,000		980,689
Deutsche Bank Spears/Lifers Trust
(Series DBE-511) (Newark
Housing Authority, Marine
Terminal Additional
Rent-Backed Revenue, Refunding
(City of Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.27	9/7/12	14,215,000 a,b,c		14,215,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-557) (Newark
Housing Authority, Port
Authority-Port Newark Marine
Terminal Additional
Rent-Backed Revenue (City of
Newark Redevlopment Projects))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.27	9/7/12	2,900,000 a,b,c		2,900,000
East Brunswick Township,

GO Notes, BAN	1.00	9/28/12	7,000,000	7,000,507
East Orange,
GO Notes, Refunding (Capital
Improvement)	2.00	9/15/12	110,000	110,057
Egg Harbor Township Board of
Education, GO Notes	4.00	9/15/12	100,000	100,151
Elizabeth,
GO Notes, BAN (Sewer Utility)	1.50	4/12/13	9,900,000	9,944,397
Galloway Township,
GO Notes (General Improvement
and Sewer Utility)	2.00	9/1/12	820,000	820,100
Gloucester County Improvement
Authority, County Guaranteed
LR, Refunding	3.00	12/1/12	100,000	100,630
Gloucester County,
GO Notes	2.25	3/1/13	251,000	252,923
Gloucester County,
GO Notes (County College)	2.00	3/1/13	326,000	328,094
Irvington Township,
GO Notes, BAN and Tax Appeal
Refunding BAN	2.00	6/21/13	2,500,000	2,512,864
Kearny Board of Education,
GO Notes, GAN	1.50	10/12/12	1,500,000	1,500,831
Little Egg Harbor Municipal
Utilities Authority, Water and
Sewer Revenue, Refunding	2.00	7/1/13	685,000	691,210
Lower Township Municipal Utilities
Authority, Project Note	2.00	9/21/12	5,000,000	5,003,940
Middlesex County Improvement
Authority, County-Guaranteed
Capital Equipment and
Improvement Revenue	1.25	9/15/12	1,000,000	1,000,272
Monroe Township,
GO Notes	1.00	3/1/13	200,000	200,347
Morris County Improvement
Authority, Guaranteed School
District Revenue (Morris Hills
Regional District Project)	3.50	10/1/12	100,000	100,245
New Brunswick,
GO Notes, Refunding	5.00	9/15/12	155,000	155,286
New Jersey Building Authority,

State Building Revenue,
Refunding	5.25	12/15/12	100,000		101,311
New Jersey Economic Development
Authority, EDR (ARND, LLC
Project) (LOC; PNC Bank NA) 0.26		9/7/12	1,135,000	a	1,135,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.27	9/7/12	4,065,000	a	4,065,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.23	9/7/12	16,700,000	a	16,700,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wells Fargo Bank)	0.32	9/7/12	1,540,000	a	1,540,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wells Fargo Bank)	0.32	9/7/12	1,195,000	a	1,195,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC; TD
Bank)	0.27	9/7/12	1,025,000	a	1,025,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.32	9/7/12	930,000	a	930,000
New Jersey Economic Development
Authority, EDR (Republic
Services, Inc. Project) (LOC;
Bank of America)	0.22	9/7/12	625,000	a	625,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project) (LOC; TD
Bank)	0.27	9/7/12	1,620,000	a	1,620,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank
NA)	0.23	9/7/12	1,435,000	a	1,435,000

New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wells Fargo
Bank)	0.32	9/7/12	825,000	a	825,000
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project) (LOC;
TD Bank)	0.17	9/7/12	2,065,000	a	2,065,000
New Jersey Economic Development
Authority, EDR, Refunding
(Phoenix Realty Partners
Project) (LOC: Wells Fargo
Bank)	0.22	9/7/12	2,500,000	a	2,500,000
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project) (LOC; TD
Bank)	0.29	9/7/12	1,240,000	a	1,240,000
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project)	0.22	9/1/12	21,200,000	a	21,200,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center
Projects) (LOC; Bank of
America)	0.25	9/7/12	5,525,000	a	5,525,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center
Projects) (LOC; Bank of
America)	0.25	9/7/12	4,210,000	a	4,210,000
New Jersey Economic Development
Authority, Revenue (Catholic

Charities Project) (LOC; Wells
Fargo Bank)	0.22	9/7/12	315,000	a	315,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wells Fargo Bank) 0.27		9/7/12	1,265,000	a	1,265,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wells Fargo
Bank)	0.27	9/7/12	1,730,000	a	1,730,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA) 0.23		9/7/12	1,515,000	a	1,515,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wells Fargo Bank)	0.27	9/7/12	140,000	a	140,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.32	9/7/12	2,000,000	a	2,000,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; TD Bank)	0.27	9/7/12	5,620,000	a	5,620,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC; TD
Bank)	0.17	9/7/12	2,760,000	a	2,760,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells
Fargo Bank)	0.22	9/7/12	3,685,000	a	3,685,000
New Jersey Economic Development
Authority, Revenue (Young
Men's Christian Association of
Metuchen Project) (LOC; Wells

Fargo Bank)	0.27	9/7/12	995,000	a	995,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wells
Fargo Bank)	0.32	9/7/12	825,000	a	825,000
New Jersey Economic Development
Authority, School Revenue (The
Peddie School Project)
(Liquidity Facility; U.S. Bank
NA)	0.15	9/7/12	7,105,000	a	7,105,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.21	9/7/12	10,000,000	a	10,000,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.21	9/7/12	5,470,000	a	5,470,000
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Capital Improvement
Fund Issue)	5.75	9/1/12	1,250,000		1,250,493
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	0.28	9/7/12	15,300,000	a	15,300,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Citigroup ROCS,
Series RR II R-11626)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Citibank NA)	0.37	9/7/12	1,000,000 a,b,c		1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.27	9/7/12	700,000	a	700,000

New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue	0.90	5/1/13	1,000,000		1,000,000
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Lloyds TBS
Bank PLC)	0.40	9/7/12	10,330,000	a	10,330,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Barclays
Bank PLC)	0.16	9/7/12	10,000,000	a	10,000,000
New Jersey Transit Corporation,
COP (Master Lease Agreement
payable solely from certain Federal
Transit Administration Grants)	5.50	9/15/12	1,600,000		1,603,159
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/12	100,000		101,380
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	12/15/12	150,000		152,259
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.42	9/7/12	7,600,000	a	7,600,000
North Bergen Municipal Utilities
Authority, Sewer Revenue
Subordinated Project Notes	1.00	9/28/12	3,000,000		3,000,657
North Brunswick Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	1/15/13	355,000		358,031
Orange Township,
GO Notes, Refunding (School
Bonds)	3.75	12/1/12	100,000		100,766
Paterson,
GO Notes, BAN (General
Improvement and Tax Appeal)	1.50	6/6/13	6,929,000		6,941,982
Pompton Lakes Borough,
GO Notes (General Bonds)	1.25	1/15/13	175,000		175,486

Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (JPMorgan Chase
PUTTERS, Series 2945)
(Liquidity Facility; JPMorgan
Chase Bank)	0.23	9/7/12	1,660,000 a,b,c		1,660,000
Port Authority of New York and New
Jersey, Equipment Notes	0.23	9/7/12	5,800,000	a	5,800,000
Randolph Township Board of
Education, GO Notes (School
Bonds)	1.50	2/1/13	302,000		303,256
Ridgefield Park Village,
GO Notes, BAN	1.50	4/19/13	1,000,000		1,004,309
Salem County,
GO Notes (County College)	2.00	3/15/13	100,000		100,585
Sayreville Borough,
GO Notes, Refunding (General
Improvement Bonds and Water
Improvement Bonds)	1.50	12/15/12	1,000,000		1,002,013
South Orange Village Township,
GO Notes, Refunding	3.00	11/1/12	150,000		150,609
Sussex County Municipal Utilities
Authority, Revenue (Paulins
Kill Basin Water Reclamation
System Project Note)	1.50	2/15/13	2,750,000		2,762,485
Union County Improvement
Authority, Revenue, Refunding
(Correctional Facility Project)	2.00	6/15/13	335,000		338,146
Wallkill Valley Regional High
School District Board of
Education, GO Notes	2.00	9/1/12	200,000		200,020
West Orange Township Board of
Education, GO Notes (School
Bonds)	4.25	11/1/12	100,000		100,587
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	3,090,000		3,096,634

U.S. Related--3.3%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing

Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.27	9/7/12	9,300,000a	9,300,000

Total Investments (cost $279,641,515)			99.4%	279,641,515
Cash and Receivables (Net)			.6%	1,717,292
Net Assets			100.0%	281,358,807

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities amounted to $44,650,000 or 15.9% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation

IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	279,641,515
Level 3 - Significant Unobservable Inputs	-
Total	279,641,515

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)